INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Taxes [Abstract]
Disclosure of deferred taxes [Table Text Block]
Mexico operations	December 31,	December 31,
Deferred tax derived from income tax	2022	2021

Deferred income tax assets:
Tax loss carryforwards	$3,032	$8,893
Working capital	3,155	11,287
Deferred income tax liabilities:
Inventories	(2,814)	(7,146)
Mineral properties, plant and equipment	(13,772)	(12,177)
Deferred income tax assets (liabilities), net	$(10,399)	$857

Mexico operations	December 31,	December 31,
Deferred tax derived from special mining duty	2022	2021

Deferred income tax liabilities:
Working capital	$(227)	$510
Mineral properties, plant and equipment	(2,318)	(1,937)
Deferred income tax assets (liabilities), net	$(2,545)	$(1,427)

Disclosure of detailed information about effective income tax expense [Table Text Block]
	Years ended
	December 31,	December 31,
	2022	2021

Current income tax expense:
Current income tax expense in respect of current year	$3,180	$754
Special mining duty	3,196	2,726
Deferred income tax expense:
Deferred tax expense recognized in the current year	14,762	19,641
Special mining duty	1,115	574
Adjustments recognized in the current year in relation to prior years	(3,505)	(7,962)
Total income tax expense	$18,748	$15,733

Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates [Table Text Block]
	December 31,	December 31,
	2022	2021

Canadian statutory tax rates	27.00%	27.00%

Income tax expense computed at Canadian statutory rates	$5,892	$8,015
Foreign tax rates different from statutory rate	1,858	986
Withholding taxes, net of tax credits	-	-
Share-based compensation	667	545
Foreign exchange	764	2,279
Inflationary adjustment	3,898	4,836
Other non-deductible items	2,652	1,375
Adjustments recognized in the current year in relation to prior years	1,298	(468)
Current year losses not recognized	2,364	2,456
Special mining duty Mexican tax	4,158	3,203
Recognition of previously unrecognized losses	(4,803)	(7,494)
Income tax expense	$18,748	$15,733

Schedule of deferred tax assets not recognized [Table Text Block]
	Loss Carry Forward	December 31,	December 31,
	Expiry	2022	2021
Unrecognized Mexico tax loss carry forward	2023-2032	$75,540	$118,810
Unrecognized Canada tax loss carry forward	2025-2032	11,005	7,525
Unrecognized Chile tax loss carry forward	2023-2032	18,146	16,403
Capital losses		21,174	9,650
Reclamation provision		7,556	7,396
Exploration pools		7,194	13,569
Other Canada temporary differences		10,905	13,069